Impairment and onerous contracts	12 Months Ended
Dec. 31, 2017
Impairment and onerous contracts
Impairment and onerous contracts

19.        Impairment and onerous contracts

The impairment losses (reversals) recognized in the year are presented below:

		Income statement
		Impairment (reversals)
Segments by class of assets	Assets or cash-generating unit	2017	2016	2015
Property, plant and equipment and intangible
Iron ore	North system	—	(160)	55
Coal	Australia	—	27	635
Base metals — nickel	Stobie	133	—	—
Base metals — nickel	Newfoundland (VNL)	—	631	3,460
Base metals — nickel	Nouvelle Caledonie (VNC)	—	284	1,462
Base metals — nickel	Onça Puma	—	—	(252)
Coal	Mozambique	—	—	2,403
Iron ore	Midwest system	—	—	522
Several segments	Other assets	138	135	127

Impairment of non-current assets		271	917	8,412

Onerous contracts		—	257	357

Impairment of non-current assets and onerous contracts		271	1,174	8,769

Investments in associates and joint ventures
Iron ore	Samarco Mineração S.A.	—	—	132
Base metals - Copper	Teal Minerals Inc.		—	314

Impairment of investments in associates and joint ventures		—	—	446

a)Impairment of non-financial assets

The Company has carried out an impairment test for the assets that a triggering event was identified. The recoverable amount is assessed by reference to the higher of value in use (“VIU”) and fair value less costs of disposal (“FVLCD”).

The recoverable amount of each Cash Generating Units (“CGU”) under the impairment testing was assessed using FVLCD model, through discounted cash flow techniques, which is classified as “level 3” in the fair value hierarchy.

The cash flows were discounted using a post-tax discount rate ranging from 6% to 9%, which represents an estimate of the rate that a market participant would apply having regard to the time value of money and the risks specific to the asset. The Company used its weighted average cost of capital (“WACC”) as a starting point for determining the discount rates, with appropriate adjustments for the risk profile of the countries in which the individual CGU operate.

Iron ore and pellets - During 2017, the Company did not identify any changes in the circumstances or indicators that would require reassessment of the carrying amount of the iron ore and pellets CGUs.

Of the total goodwill (note 17), US$2,157 is allocated to the group of ferrous mineral CGUs. The impairment analysis based on FVLCD model demonstrates that there were no impairment loss in relation to the individual CGUs or goodwill.

In 2016, based on the market circumstances, the Company decided to resume Norte’s system pelletizing plant, based on the studies carried out by management that demonstrates its economic feasibility. Accordingly, the Company reversed the full impairments of US$160 recorded in 2013 and 2015.

In 2015, the Company recognized an impairment loss of US$522 due to lack of competitiveness in the Midwest system because of the complex logistic system associated with the decline in iron ore prices. Accordingly, long-lived assets were fully impaired.

Coal - Based on the 2017 impairment triggering assessment, the Company has identified trigger of impairment in the Mozambique CGU, driven by a reduction in the proven and probable reserves due to a geological revision undertaken by Management in the last quarter of 2017. However, coal price projections have increased, triggering a discussion around impairment reversal review. The Company carried out an impairment test based on FVLCD model and concluded that there were no changes in the impairment previously recognized.

In 2016, the future mining plans of the coal assets in Australia were revised and an impairment loss of US$27 was recognized in the income statement (US$635 in 2015).

In 2015, due to a reduction in the estimated future coal prices, at that point in time, associated with an increase in the logistics costs, the Company recognized an impairment loss of US$2,403 in relation to the coal asset in Mozambique.

Nickel - Based on the 2017 impairment trigger assessment, the Company has identified impairment indicators in the nickel CGUs, driven by a decrease in the nickel long-term price projections. The Company carried out an impairment test based on FVLCD model and concluded that there were no changes in the impairment previously recognized.

Except for an underground mine in Sudbury that was affected by seismic activities and the cost to repair the asset is deemed not recoverable in the current market conditions. Therefore, the Company has placed this asset on “care and maintenance” and an impairment of US$133 was recognized in the income statement.

Of the total goodwill (note 17), US$1,953 is allocated to the group of nickel CGUs. The impairment analysis based on FVLCD model demonstrates that there were no impairment loss in relation to the individual CGUs or goodwill.

In 2016, the decrease in long term nickel price projections, that significantly reduced the recoverable amounts of the VNL and VNC CGUs, associated with significant capital investments in new processing facilities in recent years, resulted in impairment losses of US$631 and US$284 (2015 - US$3,460 and US$1,462), respectively.

b)Onerous contract

In 2016, the Company recognized a provision of US$257 (US$357 in 2015) for the costs in respect of certain long-term contracts in the Midwest system for fluvial transportation and port structure, with minimum guaranteed volume.

c)Impairment of investments in associates and joint ventures

In 2015, the Company recognized an impairment of US$132 in its investment in Samarco (note 21) and US$314 in Teal Minerals Inc. (“Teal”).Teal recognized an impairment of property, plant and equipment due to the revision of future mining plans and the decrease of the copper price.

Accounting policy

Impairment of non-Financial assets - Non-financial assets are reviewed for impairment whenever events or changes in circumstances indicate that the carrying amount might not be recoverable. An impairment loss is recognized for the amount by which the asset´s carrying value exceeds its recoverable amount. The recoverable amount is the higher of an asset’s fair value less costs of disposal (“FVLCD”) and value in use (“VIU”).

FVLCD is generally determined as the present value of the estimated future cash flows expected to arise from the continued use of the asset from a market participant’s perspective, including any expansion prospects. VIU model is determined as the present value of the estimated future cash flows expected to arise from the continued use of the asset in its present form. Value in use is determined by applying assumptions specific to the Company’s continued use and cannot take into account future development. These assumptions are different to those used in calculating fair value and consequently the VIU calculation is likely to give a different result to a FVLCD calculation.

Assets that have indefinite useful life and are not subject to amortization, such as goodwill, are tested annually for impairment.

For the purposes of assessing impairment, assets are grouped at the lowest levels for which there are separately identifiable cash flows (Cash Generating Units (CGUs)). Goodwill is allocated to Cash Generating Units or Cash Generating Units groups that are expected to benefit from the business combinations in which the goodwill arose and are identified in accordance with the operating segment.

Non-current assets (excluding goodwill) in which the Company recognized impairment in the past are reviewed whenever events or changes in circumstances indicate that the impairment may no longer be applicable. In such cases, an impairment reversal will be recognized.

Onerous Contracts - For certain long-term contracts, a provision is recognized when the present value of the unavoidable cost to meet the Company’s obligation exceeds the economic benefits that could be received from those contracts.

Critical accounting estimates and judgments

The Company determines its cash flows based on the budgets approved by management, which require the use of the following assumptions: (i) mineral reserves and mineral resources measured by internal experts; (ii) costs and investments based on the best estimate of projects as supported by past performance; (iii) sale prices consistent with projections available in reports published by industry considering the market price when appropriate; (iv) the life of each cash-generating unit (ratio between production and mineral reserves); and (v) discount rates that reflect specific risks relating to the relevant assets in each cash-generating unit. These assumptions are subject to risk and uncertainty. Hence, there is a possibility that changes in circumstances will change these projections, which may affect the recoverable amount of the assets.